Debt and Derivative Instruments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended			9 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Feb. 28, 2022	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022
Debt Instrument [Line Items]
Borrowings outstanding	$ 5,730,751			$ 5,730,751
Designated | Interest Rate Swap
Debt Instrument [Line Items]
Aggregate commitment amount						$ 6,409,652
Notional amounts	$ 2,010,375		$ 100,000	$ 2,010,375
Fixed interest rate on derivative contracts	6.33%			6.33%
Terminate date	March 31, 2023
Estimated amount to be reclassified from AOCI to interest expense				$ 34,774
Designated | Interest Rate Swap | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts			1.96%
Designated | Interest Rate Swap | London Interbank Offered Rate (LIBOR) | Forward Contracts
Debt Instrument [Line Items]
Amount in excess of current borrowing base minimum						$ 241,042
Notional amounts			$ 100,000
Terminate date			February 28, 2034
TL Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate commitment amount		$ 1,900,000			$ 1,500,000
Final Maturity		Aug. 31, 2027		Aug. 31, 2027
Debt instrument daily SOFR plus spread of payable monthly in arrears		147.50%